Fair Value of Financial Instruments - Summary of Carrying Values and Estimated Fair Values of Long-Term Debt and Commodity Purchase Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt issuance costs	$ 4.1	$ 2.2	$ 98.1
4.625 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate (as a percent)	4.625%	4.625%
Debt issuance costs	$ 9.6	$ 11.3
4.875 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate (as a percent)	4.875%	4.875%
Debt issuance costs	$ 5.8	$ 6.5
Term Loan Due 2017 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt issuance costs		2.4
Term Loan Due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Deferred financing fees	3.1
Level 1 [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | 4.625 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	678.4	676.7
Level 1 [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | 4.875 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	444.2	443.5
Level 1 [Member] | Estimate of Fair Value Fair Value Disclosure [Member] | 4.625 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	635.1	651.9
Level 1 [Member] | Estimate of Fair Value Fair Value Disclosure [Member] | 4.875 Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	408.4	426.7
Level 2 [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Term Loan Due 2017 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		192.1
Level 2 [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Term Loan Due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	244.4
Level 2 [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Commodity Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity purchase contracts	(0.4)	(12.9)
Level 2 [Member] | Estimate of Fair Value Fair Value Disclosure [Member] | Term Loan Due 2017 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt		194.4
Level 2 [Member] | Estimate of Fair Value Fair Value Disclosure [Member] | Term Loan Due 2022 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	247.8
Level 2 [Member] | Estimate of Fair Value Fair Value Disclosure [Member] | Commodity Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Commodity purchase contracts	$ (0.4)	$ (12.9)